SCHEDULE OF INTEREST EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Interest	$ 1,400	$ 300
Bridge Debt [Member]
Short-Term Debt [Line Items]
Interest	45	0
Debt issuance costs	3,887
Total interest expense	3,932
Convertible Notes [Member]
Short-Term Debt [Line Items]
Interest	1,399	291
Debt issuance costs	1,372	303
Total interest expense	$ 2,771	$ 594